Note 9 - Financial Assets at Fair Value Through Profit or Loss - Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Foreign Currency Forwards Abstract
Foreign Currency Forwards Purchases Dollars	$ 620,651,000	$ 658,575,000	$ 162,156,000
Foreign Currency Forwards Purchases Euros	0	0	176,000
Foreign Currency Forwards Sales Dollars	760,615,000	645,582,000	183,056,000
Foreign Currency Forwards Sales Euros	5,463,000	4,818,000	9,203,000
Interest Rate Swaps Abstract
Fixed Rate For Floating Rate	$ 3,261,154,000	$ 4,358,645,000	$ 2,227,278,000